DISPOSAL OF SUBSIDIARIES (Tables)	12 Months Ended
Dec. 31, 2024
Discontinued Operations and Disposal Groups [Abstract]
SCHEDULE OF TOTAL SALES CONSIDERATION
Cash consideration	$0
Effective settlement of existing loans	5,268,227
Total consideration	$5,268,227